General information (Details) (USD $) In Millions, except Share data, unless otherwise specified	6 Months Ended					6 Months Ended
	Jun. 30, 2013 Rigs	Jun. 30, 2012	Dec. 31, 2012	Oct. 24, 2012	May 17, 2013 Tender Rig T15 [Member]	Jun. 30, 2013 West Aquarius and West Vencedor [Member]	Jun. 30, 2013 West Capella [Member]	Jun. 30, 2013 West Capricorn [Member]
General information [Abstract]
Limited liability company, business, formation date	Oct. 24, 2012
Percentage of limited partner interest and non-economic general partner interest (in hundredths)	30.00%
Percentage of ownership interest in limited liability company (LLC) (in hundredths)	51.00%
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Ownership interest in subsidiaries (in hundredths)	75.70%					100.00%	56.00%	100.00%
Number of cash generating assets						2	1	1
Number of common units sold under IPO (in shares)	10,062,500
Common units issued in connection with the exercise of underwriters' option to purchase additional common units (in shares)	1,312,500
Number of common units owned (in shares)	16,543,350		16,543,350	14,752,525
Number of subordinated units owned (in shares)	16,543,350
Number of rigs in OPCO's initial fleet	4
Newbuildings			$ 112
Other assets			1.4
Total Assets			113.4
Long-term related party payable			(100.5)
Other liabilities			(4.2)
Total Liabilities			(104.7)
Equity			(8.7)
Net income decrease		0.7
Accounting Reclassification, Increase (Decrease) In Cash Attributable To Operating Activities		1.9
Net Cash Provided by (Used in) Operating Activities	121.1	96.2
Accounting Reclassification, Cash Attributable To Operating Activities, Prior to Reclassification		98.1
Accounting Reclassification, Increase (Decrease) In Cash Attributable To Investing Activities		10.9
Net Cash Provided by (Used in) Investing Activities	(35.0)	(68.0)
Accounting Reclassification, Cash Attributable To Investing Activities, Prior to Reclassification		(57.1)
Accounting Reclassification, Increase (Decrease) In Cash Attributable To Financing Activities		11.1
Net Cash Provided by (Used in) Financing Activities	(55.6)	(42.3)
Accounting Reclassification, Cash Attributable To Financing Activities, Prior to Reclassification		(53.4)
Accounting Reclassification, Increase (Decrease) In Cash		1.7
Cash and Cash Equivalents, Period Increase (Decrease)		1.2
Accounting Reclassification, Changes in Cash and Cash Equivalents, Prior to Reclassification		$ 2.9
Business Acquisition [Line Items]
Acquisition percentage of ownership interests (in hundredths)					100.00%